PENSION AND OTHER POST-RETIREMENT BENEFITS (Details) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
PENSION AND OTHER POST-RETIREMENT BENEFITS
Cost of defined contribution plans	$ 27,800,000	$ 27,100,000	$ 26,600,000
Pension and other postretirement benefits
Discretionary Contribution to pension plans	27,300,000	23,600,000
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	49,000	80,208,000
Pension and post-retirement benefits	(615,428,000)	(473,688,000)
Pension Benefits
Pension and other postretirement benefits
Service cost	23,425,000	24,206,000	21,998,000
Interest cost	49,135,000	50,282,000	48,305,000
Expected return on plan assets	(68,511,000)	(62,989,000)	(55,128,000)
Amortization of prior service cost	(5,079,000)	(607,000)	(607,000)
Recognized actuarial (gain) loss	20,130,000	16,633,000	16,133,000
Settlement charge			1,192,000
Curtailment charge			131,000
Special termination cost			386,000
Net periodic cost	19,100,000	27,525,000	32,410,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service cost (credit)	(47,400,000)	(52,500,000)
Unrecognized actuarial gains (losses)	(521,400,000)	(334,000,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	5,100,000
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	34,000,000
Change in benefit obligation:
Benefit obligation at beginning of year	942,626,000	878,630,000
Service cost	23,425,000	24,206,000	21,998,000
Interest cost	49,135,000	50,282,000	48,305,000
Plan amendments		(51,283,000)
Actuarial loss	222,541,000	84,958,000
Benefits paid	(45,358,000)	(44,167,000)
Benefit obligation at end of year	1,192,369,000	942,626,000	878,630,000
Change in plan assets:
Fair value of plan assets at beginning of year	870,923,000	802,449,000
Actual return on plan assets	83,533,000	86,748,000
Employer contributions	30,132,000	25,893,000
Benefits paid	(45,358,000)	(44,167,000)
Fair value of plan assets at end of year	939,230,000	870,923,000	802,449,000
Funded status at end of year	(253,139,000)	(71,703,000)
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	49,000	80,208,000
Employee related expenses	(3,650,000)	(2,924,000)
Pension and post-retirement benefits	(249,538,000)	(148,987,000)
Net amount recognized	(253,139,000)	(71,703,000)
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	475,300,000	151,900,000
Accumulated benefit obligation	457,600,000	133,200,000
Fair value of plan assets	263,000,000	0.0
Pension Benefits | Minimum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	8 years
Pension Benefits | Maximum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	23 years
Post-retirement Benefits
Pension and other postretirement benefits
Service cost	2,272,000	2,219,000	2,477,000
Interest cost	17,910,000	18,891,000	20,703,000
Amortization of prior service cost	3,561,000	4,341,000	4,341,000
Recognized actuarial (gain) loss	(3,000)	(4,000)	2,377,000
Special termination cost			109,000
Net periodic cost	23,740,000	25,447,000	30,007,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service cost (credit)	(6,800,000)	19,000,000
Unrecognized actuarial gains (losses)	(88,300,000)	(25,200,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	1,300,000
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	7,700,000
Change in benefit obligation:
Benefit obligation at beginning of year	351,134,000	346,707,000
Service cost	2,272,000	2,219,000	2,477,000
Interest cost	17,910,000	18,891,000	20,703,000
Plan amendments	(22,262,000)	(2,082,000)
Actuarial loss	63,177,000	7,276,000
Benefits paid	(22,719,000)	(21,877,000)
Benefit obligation at end of year	389,512,000	351,134,000	346,707,000
Medicare Part D subsidy receipts	2,300,000	2,800,000
Change in plan assets:
Employee contributions	2,495,000	2,749,000
Employer contributions	25,054,000	26,120,000
Benefits paid	(27,549,000)	(28,869,000)
Funded status at end of year	(389,512,000)	(351,134,000)
Amounts recognized in the Consolidated Statements of Financial Position
Employee related expenses	(23,622,000)	(26,433,000)
Pension and post-retirement benefits	(365,890,000)	(324,701,000)
Net amount recognized	$ (389,512,000)	$ (351,134,000)
Post-retirement Benefits | Minimum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	6 years
Post-retirement Benefits | Maximum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments	19 years